Statement of Cash Flows - Summary of Changes in Liabilities Incurred From Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 84,940,016	₩ 74,345,677
Cash flows	38,631,168	9,081,358
Increase	109,019	73,090
Effect of exchange rate fluctuations and others	1,088,305	1,439,891
Ending balance	124,768,508	84,940,016
Borrowings and debt securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	80,529,513	69,724,581
Cash flows	39,193,815	9,653,394
Increase	0	0
Effect of exchange rate fluctuations and others	882,037	1,151,538
Ending balance	120,605,365	80,529,513
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,410,503	4,621,096
Cash flows	(562,647)	(572,036)
Increase	109,019	73,090
Effect of exchange rate fluctuations and others	206,268	288,353
Ending balance	₩ 4,163,143	₩ 4,410,503